INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSET, NET

Intangible asset, net consists of the following:

	As of
	June 30, 2024	December 31, 2023
At cost:
Software platform	$101,823	$101,817
Less: accumulated amortization	(74,671)	(64,484)
Total	$27,152	$37,333